UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

Deutsche Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  6/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2015 (Unaudited)

Deutsche Alternative Asset Allocation Fund

	Shares	Value ($)

Mutual Funds 82.9%
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	5,199,638	70,871,066
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	2,142,401	20,481,349
Deutsche Floating Rate Fund "Institutional" (a)	8,474,138	77,453,626
Deutsche Global Inflation Fund "Institutional" (a)	6,748,357	66,403,837
Deutsche Global Infrastructure Fund "Institutional" (a)	9,232,746	128,427,500
Deutsche Global Real Estate Securities Fund "Institutional" (a)	1,988,707	17,182,426
Deutsche Real Estate Securities Fund "Institutional" (a)	1,164,003	24,397,501
Deutsche Real Estate Securities Income Fund "Institutional" (a)	529,568	4,983,239

Total Mutual Funds (Cost $389,188,381)		410,200,544
Exchange-Traded Funds 16.3%
iShares Global Energy Fund	580,245	20,296,970
iShares North American Natural Resources Fund	574,087	20,827,876
Market Vectors Agribusiness Fund	526,100	28,998,632
SPDR Barclays Short Term High Yield Bond Fund	358,879	10,375,192

Total Exchange-Traded Funds (Cost $89,134,347)		80,498,670
Cash Equivalents 1.1%
Central Cash Management Fund, 0.09% (a) (b) (Cost $5,657,096)	5,657,096	5,657,096

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $483,979,824) †	100.3	496,356,310
Other Assets and Liabilities, Net	(0.3)	(1,458,590)

Net Assets	100.0	494,897,720

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $502,516,807.  At June 30, 2015, net unrealized depreciation for all securities based on tax cost was $6,160,497.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,367,755 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $40,528,252.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(a)	The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended June 30, 2015 is as follows:

Affiliate	Value ($) at 3/31/2015	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distribu-tions ($)	Capital Gain Distribu-tions ($)	Value ($) at 06/30/2015
Deutsche Diversified Market Neutral Fund	42,081,458	—	42,378,155	(2,482,913)	—	—	—
Deutsche Enhanced Commodity Strategy Fund	58,760,814	15,856,501	4,814,000	(1,227,618)	80,501	—	70,871,066
Deutsche Enhanced Emerging Markets Fixed Income Fund	20,705,562	249,466	71,000	(2,364)	243,466	—	20,481,349
Deutsche Floating Rate Fund	76,984,223	811,234	—	—	811,234	—	77,453,626
Deutsche Global Inflation Fund	54,975,553	13,068,547	195,000	(7,084)	172,547	—	66,403,837
Deutsche Global Infrastructure Fund	109,895,855	26,673,118	856,000	4,322	976,118	—	128,427,500
Deutsche Global Real Estate Securities Fund	33,882,901	165,481	15,133,000	116,801	165,481	—	17,182,426
Deutsche Real Estate Securities Fund	34,567,260	922,069	6,647,000	(414,264)	922,069	—	24,397,501
Deutsche Real Estate Securities Income Fund	6,036,627	127,975	640,000	(48,052)	127,975	—	4,983,239
Central Cash Management Fund	4,605,007	98,658,717	97,606,628	—	1,508	—	5,657,096
Total	442,495,260	156,533,108	168,340,783	(4,061,172)	3,500,899	—	415,857,640

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$410,200,544	$—	$—	$410,200,544
Exchange-Traded Funds	80,498,670	—	—	80,498,670
Short-Term Investments	5,657,096	—	—	5,657,096

Total	$496,356,310	$—	$—	$496,356,310

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Alternative Asset Allocation Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015